Operating Leases	12 Months Ended
Dec. 31, 2012
Leases, Operating [Abstract]
Leases of Lessee Disclosure [Text Block]
Note 19 — Operating Leases

The Company leases its office spaces under operating leases with future minimum lease payments as indicated in the table below:

Years ending December 31:
2013	$239,224
2014	$52,711
2015	53,803
2016	54,927
2017	37,127
Thereafter	—
Total future minimum lease payments	$437,792

The Company’s primary office and warehouse facilities are located in Gaithersburg, Maryland, and comprise approximately 7,200 square feet. This facility falls under two leases with monthly rent, including our share of certain annual operating costs and taxes, at approximately $6,000 and $4,000 per month with the leases expiring December 2013 and August 2017, respectively. The Company also leases a 16,300 square foot facility located in Durham, North Carolina. This facility falls under two leases with monthly rent, including our share of certain annual operating costs and taxes, at approximately $11,000 and $6,000 per month with the leases expiring April and December 2013, respectively.

For the years ended December 31, 2012 and 2011, the Company incurred rent expense of approximately $289,000 and $65,000, respectively.